Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Short-term investment [Member]
Statement Line Items [Line Items]
Financial assets at fair value through profit or loss (classified as Level 2 in the fair value hierarchy)	$ 273
Long-term investment [Member]
Statement Line Items [Line Items]
Financial assets at fair value through profit or loss (classified as Level 2 in the fair value hierarchy)		$ 917